10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Assumptions)	12 Months Ended
Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Expected remaining term	3 years
Expected Volatility	103.00%
Risk free rate	0.50%
Dividend Yield	0.00%